Transamerica BlackRock iShares Edge 75 VP Average Annual Total Returns			12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	12.53%	12.17%
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.72%	7.64%	9.46%
Transamerica BlackRock iShares Edge 75 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.00%	8.01%	9.86%
Service
Prospectus [Line Items]
Average Annual Return, Percent			15.47%	6.70%	8.14%
Performance Inception Date		Mar. 21, 2016

[1]	The Transamerica BlackRock iShares Edge 75 VP Blended Benchmark consists of the following: 25% Bloomberg US Aggregate Bond Index; 44% MSCI USA Diversified Multi-Factor Index; 12% MSCI USA Minimum Volatility Index; 14.8% MSCI EAFE Minimum Volatility Index (Net); and 4.2% MSCI EM Minimum Volatility Index (Net).